LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
MRF 4.875% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	$ 1,732	$ 5,746
MRF 5.250% Senior Notes, due 2026 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,256	2,141
MRF 5.625% Senior Notes, due 2027 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,488	3,358
MRF 5.750% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	1,865	2,317
MRF 5.375% Senior Notes, due 2029 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	1,407	1,634
MRF 7.625% Senior Notes, due 2032 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	5,611
SCF 6.000% Senior Notes, due 2025 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	253	1,320
SCC 7.000% Senior Notes, due 2027 [Member] | Senior Secured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,862	4,039
SCF 6.500% Senior Notes, due 2028 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	2,299	2,970
SCF 5.000% Senior Notes, due 2029 [Member] | Senior Unsecured Notes [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs and original issue premiums	2,990	3,626
Revolving Credit Facility [Member] | SCC 2024 Revolving Facility, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	8,484
Revolving Credit Facility [Member] | MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	27,135	15,905
Revolving Credit Facility [Member] | SCC 2016 Credit Facilities, due 2029 [Member] | Senior Secured Credit Facilities [Member] | Long-term Prepayments, Deposits and Other Assets [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs	$ 308	$ 278